General and Administrative	6 Months Ended
Jun. 30, 2019
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General and Administrative
7.	General and Administrative

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2019	2018	2019	2018

Salaries and benefits
Salaries and benefits, excluding PSUs		$3,771	$3,458	$7,668	$7,049
PSUs [1]	21.1	2,417	3,316	9,541	3,499
Total salaries and benefits		$6,188	$6,774	$17,209	$10,548
Depreciation		467	233	960	473
Donations		333	439	809	1,138
Professional fees		970	515	1,333	1,876
Other		2,835	2,617	5,660	5,051
General and administrative before equity settled stock based compensation		$10,793	$10,578	$25,971	$19,086
Equity settled stock based compensation [2]
Stock options	20.2	$642	$584	$1,210	$1,235
RSUs	20.3	814	810	1,603	1,408
Total equity settled stock based compensation		$1,456	$1,394	$2,813	$2,643

Total general and administrative		$12,249	$11,972	$28,784	$21,729

1)  The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 181% during the three and six months ended June 30, 2019 as compared to 83% during the comparable period of 2018.

2)  Equity settled stock based compensation is a non-cash expense.